Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
17.

RELATED PARTY

TRANSACTIONS
In the ordinary course of business, Emera provides energy and other services and enters into transactions with its subsidiaries, associates and other related companies on terms similar to those offered to non-related parties. Intercompany balances and intercompany transactions have been eliminated on consolidation, except for the net profit on certain transactions between non-regulated and regulated entities in accordance with accounting standards for rate-regulated entities. All material amounts are under normal interest and credit terms.

Significant transactions between Emera and its associated companies are as follows:
●

Transactions between NSPI and NSPML related to the Maritime Link assessment are reported in the
Consolidated Statements of Income. NSPI’s expense is reported in Regulated fuel for generation and purchased power, totalling $ 163

million for the year ended December 31, 2023 (2022 – $
157

million).
NSPML is accounted for as an equity investment, and therefore corresponding earnings related to this revenue are reflected in Income from equity investments.
Natural gas transportation capacity purchases from M&NP are reported in the Consolidated
Statements of Income. Purchases from M&NP reported net in Operating revenues, Non-regulated, totalled $ 14

million for the year ended December 31, 2023 (2022
– $ 9

million).
There were no significant receivables or payables between Emera and its associated companies reported on Emera’s Consolidated Balance Sheets as at December 31, 2023 and at December 31, 2022.